Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000014854_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%
C000014854_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.74%
C000014854_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.08%
C000177514_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%
C000177514_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.74%
C000177514_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.62%
C000047983_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%
C000047983_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.74%
C000047983_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.08%
C000047984_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%
C000047984_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.74%
C000047984_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.08%
C000047982_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%
C000047982_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.74%
C000047982_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.08%
C000047980_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%
C000047980_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.74%
C000047980_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.08%
C000014853_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%
C000014853_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.64%
C000014853_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.64%
C000014852_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%
C000014852_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.64%
C000014852_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.64%
C000064279_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%
C000064279_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.64%
C000064279_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.64%
C000014851_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%
C000014851_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.64%
C000014851_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.64%
C000064278_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%
C000064278_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.64%
C000064278_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.64%
C000254561_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%
C000254561_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.22%
C000254560_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%
C000254560_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.22%
C000254559_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%
C000254559_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.22%
C000254562_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%
C000254562_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.22%
C000254563_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%
C000254563_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.22%
C000014856_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%
C000014856_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.74%
C000014856_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.08%
C000064281_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%
C000064281_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.74%
C000064281_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.08%
C000014854_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.22%
C000014854_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.00%
C000014854_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.02%
C000014854_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.41%
C000014854_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.50%
C000014854_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.36%
C000177514_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.35%
C000177514_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.13%
C000177514_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.09%
C000177514_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.41%
C000177514_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.50%
C000177514_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.55%
C000047983_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%
C000047983_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.57%
C000047983_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.98%
C000047983_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.65%
C000047983_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.37%
C000047983_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.37%
C000047983_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.41%
C000047983_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.50%
C000047983_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.36%
C000047984_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%
C000047984_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.97%
C000047984_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.01%
C000047984_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.41%
C000047984_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.50%
C000047984_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.36%
C000047982_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.07%
C000047982_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.79%
C000047982_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.99%
C000047982_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.07%
C000047982_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.79%
C000047982_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.99%
C000047982_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.41%
C000047982_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.50%
C000047982_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.36%
C000047980_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.64%
C000047980_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.33%
C000047980_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.05%
C000047980_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.90%
C000047980_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.67%
C000047980_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.70%
C000047980_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.41%
C000047980_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.50%
C000047980_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.36%
C000014853_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.98%
C000014853_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.70%
C000014853_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.84%
C000014852_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.88%
C000014852_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.69%
C000014852_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.52%
C000064279_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.97%
C000064279_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.79%
C000064279_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.63%
C000014851_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.95%
C000014851_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.18%
C000014851_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.49%
C000064278_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000064278_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.27%
C000064278_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.59%
C000254561_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.93%
C000254561_ClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.12%
C000254561_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.64%
C000254561_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.32%
C000254560_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.29%
C000254560_ClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.28%
C000254560_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.36%
C000254560_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.04%
C000254559_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.78%
C000254559_ClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.48%
C000254559_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.78%
C000254559_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.48%
C000254562_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.92%
C000254562_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.61%
C000254563_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.08%
C000254563_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.75%
C000014856_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.78%
C000014856_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.68%
C000014856_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.07%
C000014856_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%
C000014856_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.23%
C000014856_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.20%
C000064281_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.78%
C000064281_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.75%
C000064281_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.17%
C000064281_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%
C000064281_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.23%
C000064281_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.20%